Note 3 - Advances for Vessels Under Construction (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
	Costs	Vessel Delivery or contract cancellation	Net Book Value

Balance, January 1, 2016	32,701,867	-	32,701,867
Advances for vessels under construction	23,135,067	-	23,135,067
Vessel delivered during the period	-	(31,831,239)	(31,831,239)
Cancellation of newbuilding contracts	-	(20,157,937)	(20,157,937)
Balance, September 30, 2016	55,836,934	(51,989,176)	3,847,758